Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

Note 7 – Deposits

	December 31,
	2011		2010
	Amount	Weighted Average Rate	Amount	Weighted Average Rate
Demand deposits:
Non-interest bearing	$5,197,945	0.00%	$5,319,364	0.00%
NOW	320,676	0.30%	318,607	0.30%
	5,518,621		5,637,971

Passbook and club accounts	33,322,694	0.33%	34,690,578	0.33%
Certificates of deposit	76,081,253	1.71%	76,745,008	1.86%

	$114,922,568	1.23%	$117,073,557	1.32%

The scheduled maturities of certificates of deposit are as follows (in thousands):

At December 31,
2011
Year Ending December 31,
2012	$59,843
2013	8,360
2014	4,317
2015	1,563
2016	1,034
Thereafter	964

$76,081

Certificates of deposit with balances of $100,000 or more totaled approximately $35,993,000 and $33,844,000 at December 31, 2011 and 2010, respectively. Deposits in excess of $250,000 are generally not insured by FDIC.

Interest expense on deposits is summarized as follows:

	Years Ended December 31,
	2011	2010

Demand	$1,080	$1,230
Passbook and club	127,220	125,710
Certificates of deposit	1,307,990	1,603,403

	$1,436,290	$1,730,343